Schedule of Investments (unaudited)
October 31, 2025
iShares® Large Cap 10% Target Buffer Mar ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Equity Funds — 99.8%
iShares Core S&P 500 ETF(a)(b)	16,118	$ 11,044,537
Total Long-Term Investments — 99.8% (Cost: $10,893,900)		11,044,537
Options Purchased — 3.2% (Cost: $392,158)		357,224
Total Investments Before Options Written — 103.0% (Cost: $11,286,058)		11,401,761
Options Written — (3.6)% (Premiums Received: $(341,013))		(399,249)
Total Investments Net of Options Written — 99.4% (Cost: $10,945,045)		11,002,512
Other Assets Less Liabilities — 0.6%		65,391
Net Assets — 100.0%		$ 11,067,903

(a)	Affiliate of the Fund.
(b)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/21/25(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares(b)	$ —	$ —	$ —	$ —	$ —	$ —	—	$ 96	$ —
iShares Core S&P 500 ETF	—	10,893,900	—	—	150,637	11,044,537	16,118	—	—
				$ —	$ 150,637	$ 11,044,537		$ 96	$ —

(a)	The Fund commenced operations on October 21, 2025.
(b)	As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini S&P 500 Index	4	12/19/25	$ 137	$ 1,261
Exchange-Traded Options Purchased
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
iShares Core S&P 500 ETF	163	04/01/26	USD	674.43	USD	11,169	$357,224

Schedule of Investments (unaudited) (continued)
October 31, 2025
iShares® Large Cap 10% Target Buffer Mar ETF
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
iShares Core S&P 500 ETF	163	04/01/26	USD	723.06	USD	11,169	$(241,397)
Put
iShares Core S&P 500 ETF	163	04/01/26	USD	606.99	USD	11,169	(157,852)
							$(399,249)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$ 11,044,537	$ —	$ —	$ 11,044,537
Options Purchased
Equity Contracts	357,224	—	—	357,224
	$ 11,401,761	$ —	$ —	$ 11,401,761
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 1,261	$ —	$ —	$ 1,261
Liabilities
Equity Contracts	(399,249)	—	—	(399,249)
	$ (397,988)	$ —	$ —	$ (397,988)

(a)
Derivative financial instruments are futures contracts and options written. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

Currency Abbreviation
USD	United States Dollar

Portfolio Abbreviation
ETF	Exchange-Traded Fund